Fees Summary	Oct. 20, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,199,000.00
Previously Paid Amount	0.00
Total Fee Amount	539.31
Total Offset Amount	0.00
Net Fee	539.31
Narrative - Max Aggregate Offering Price	$ 6,199,000.00
Final Prospectus	true